Portfolio of Investments
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.7%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	0.020%	600,000	600,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.020%	2,000,000	2,000,000
Total			2,600,000
Total Floating Rate Notes (Cost $2,600,000)			2,600,000

Municipal Bonds 96.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.4%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,463,175
07/01/2031	5.000%	1,750,000	2,045,313
07/01/2032	5.000%	2,000,000	2,330,360
Revenue Bonds
Passenger Facility Charge
Series 2011
07/01/2027	5.500%	6,635,000	6,689,871
Port of Portland Airport(c)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	2,095,817
07/01/2036	5.000%	650,000	808,548
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,925,320
Total			19,358,404
Charter Schools 0.2%
Oregon State Facilities Authority(d)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	200,000	214,402
06/15/2035	5.500%	540,000	591,862
Total			806,264
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 1.5%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2034	5.250%	1,000,000	1,039,390
Series 2015
05/01/2030	5.000%	550,000	619,569
05/01/2036	5.000%	1,500,000	1,672,560
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	269,490
03/01/2025	5.000%	200,000	219,580
Oregon State Facilities Authority
Refunding Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	288,968
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	566,615
04/01/2031	5.000%	530,000	599,059
Total			5,275,231
Hospital 12.1%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/2021	4.000%	725,000	731,308
08/01/2026	5.000%	1,200,000	1,258,464
08/01/2027	5.000%	1,260,000	1,318,502
08/01/2031	5.000%	2,860,000	2,989,901
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/2022	5.000%	500,000	530,705
Series 2016
09/01/2028	5.000%	265,000	311,009
09/01/2030	5.000%	830,000	964,676
09/01/2031	5.000%	500,000	578,065
09/01/2032	5.000%	270,000	311,432
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,577,412
08/15/2039	4.000%	1,100,000	1,312,289
Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	9,002,625
Series 2019A
07/01/2032	5.000%	5,175,000	6,756,273
Oregon Health & Science University(e)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/2021	0.000%	1,805,000	1,804,531
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,889,072
06/01/2034	5.000%	3,185,000	3,756,357
PeaceHealth Project
Series 2014A
11/15/2029	5.000%	1,600,000	1,780,736
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/2029	5.000%	1,000,000	1,189,520
05/15/2030	5.000%	1,000,000	1,183,290
05/15/2031	5.000%	1,025,000	1,209,192
Series 2019
05/15/2037	5.000%	2,305,000	2,886,989
Total			43,342,348
Local General Obligation 31.4%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(f)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	625,270
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,136,840
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,765,874
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	610,000	612,233
Central Oregon Community College
Limited General Obligation Bonds
Series 2014
06/01/2029	5.000%	500,000	568,755
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds
Series 2010
06/15/2024	4.750%	2,580,000	2,585,624
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,257,762
Series 2015
06/15/2026	4.000%	1,745,000	1,995,809
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/2025	4.000%	1,875,000	1,950,206
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,975,629
06/01/2027	5.000%	1,715,000	2,016,737
City of Madras
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/2024	4.000%	445,000	472,639
02/15/2027	4.500%	500,000	534,920
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	2,275,703
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	2,164,206
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	778,297
City of Salem
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,353,560
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	698,808
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	354,929
06/15/2029	5.000%	435,000	572,843

2	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas Community College District(f)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	924,692
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	3,002,104
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	4,325,825
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,000,000	1,290,130
Clatsop County School District No. 30 Warrenton-Hammond(e)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	663,780
Columbia County School District No. 502(e)
Unlimited General Obligation Bonds
Deferred Interest
Series 2020A
06/15/2033	0.000%	300,000	235,872
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	629,045
06/15/2035	5.000%	1,000,000	1,255,920
County of Clackamas
Unlimited General Obligation Refunding Bonds
Series 2020
06/01/2030	4.000%	1,030,000	1,292,959
06/01/2031	4.000%	1,060,000	1,318,555
Deschutes & Jefferson Counties School District No. 2J Redmond(e)
Unlimited General Obligation Bonds
Series 2004B (NPFGC)
06/15/2022	0.000%	2,335,000	2,328,906
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2017
06/15/2035	5.000%	2,500,000	3,061,450
Series 2020
06/15/2029	5.000%	550,000	723,283
06/15/2038	4.000%	2,500,000	3,030,275
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jackson County School District No. 4(e)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	731,020
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,859,260
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,124,300
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,370,325
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2021	5.500%	1,410,000	1,418,868
Klamath Falls City Schools
Unlimited General Obligation Refunding Bonds
Series 2015A
06/15/2028	4.000%	500,000	569,845
Lane Community College
Unlimited General Obligation Bonds
Series 2012
06/15/2023	5.000%	1,000,000	1,053,790
Series 2020A
06/15/2033	4.000%	1,000,000	1,240,020
Lane County School District No. 1 Pleasant Hill(e)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,588,181
Lane County School District No. 19 Springfield
Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,355,680
Lane County School District No. 19 Springfield(e)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,976,490
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	2,260,029
06/15/2028	0.000%	1,480,000	1,344,891
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,240,210

Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,260,600
06/15/2033	5.000%	240,000	301,625
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(e)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,861,400
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,707,460
Multnomah County School District No. 1 Portland
Unlimited General Obligation Bonds
Series 2020
06/15/2029	5.000%	2,000,000	2,639,260
Multnomah County School District No. 7 Reynolds(e)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	3,106,560
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	847,582
02/01/2028	4.000%	1,000,000	1,127,080
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,219,660
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,568,405
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,180,540
Washington Clackamas & Yamhill Counties School District No. 88J(e)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	2,157,575
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	5,561,190
Washington County School District No. 15 Forest Grove
Unlimited General Obligation Bonds
Series 2012A
06/15/2024	5.000%	1,780,000	1,875,337
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Bonds
Series 2021B
06/15/2028	4.000%	2,000,000	2,438,580
06/15/2029	4.000%	2,000,000	2,472,560
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2021	5.500%	1,000,000	1,006,350
Total			112,244,113
Multi-Family 0.7%
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Project
Series 2013A
10/01/2022	4.000%	875,000	905,231
Oregon State Facilities Authority(d)
Revenue Bonds
College Housing Northwest Project
Series 2016A
10/01/2026	4.000%	500,000	513,755
10/01/2036	5.000%	1,000,000	1,052,630
Total			2,471,616
Municipal Power 2.1%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	417,536
12/01/2034	5.000%	400,000	476,584
12/01/2035	5.000%	410,000	487,687
12/01/2036	5.000%	440,000	522,495
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	661,594
08/01/2030	5.000%	420,000	521,249
08/01/2031	5.000%	450,000	556,542
08/01/2032	5.000%	250,000	308,360
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,772,845
12/01/2036	5.000%	1,545,000	1,863,857
Total			7,588,749
Other Bond Issue 0.8%
Oregon State Business Development Commission
Revenue Bonds
Intel Corp. Project
Series 2018-232 (Mandatory Put 08/14/23)
12/01/2040	2.400%	2,000,000	2,090,120

4	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Warm Springs Reservation Confederated Tribe(d),(g)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	703,339
Total			2,793,459
Pool / Bond Bank 0.7%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	1,019,575
01/01/2029	5.000%	1,120,000	1,338,310
Total			2,357,885
Ports 0.8%
Port of Morrow
Limited General Obligation Refunding Bonds
Subordinated Series 2021D
12/01/2034	4.000%	1,250,000	1,471,362
12/01/2035	4.000%	1,290,000	1,514,512
Total			2,985,874
Refunded / Escrowed 11.7%
City of Portland
Prerefunded 06/01/21 Limited Tax General Obligation Bonds
Series 2011A
06/01/2023	5.000%	6,140,000	6,162,595
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A Escrowed to Maturity
03/01/2022	5.000%	4,620,000	4,803,044
Clackamas County School District No. 12 North Clackamas
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,721,865
Jefferson County School District No. 509J
Prerefunded 06/15/23 Unlimited General Obligation Bonds
Madras
Series 2013B
06/15/2028	5.000%	2,095,000	2,307,936
Oregon City School District No. 62
Prerefunded 06/01/24 Unlimited General Obligation Refunding Revenue Bonds
School Building Guaranty
Series 2014
06/01/2034	5.000%	990,000	1,134,609
06/01/2034	5.000%	780,000	891,345
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Morrow
Prerefunded 06/01/23 Limited General Obligation Bonds
Series 2016
12/01/2027	5.000%	615,000	676,365
12/01/2028	5.000%	645,000	709,358
12/01/2029	5.000%	340,000	373,925
12/01/2030	5.000%	335,000	368,426
12/01/2031	5.000%	375,000	412,418
12/01/2036	5.000%	1,160,000	1,275,745
Puerto Rico Public Finance Corp.(g)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	6,326,050
Umatilla County School District No. 16R Pendleton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,274,180
06/15/2031	5.000%	2,890,000	3,317,460
Union County School District No. 1 La Grande
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,148,940
Washington & Multnomah Counties School District No. 48J Beaverton
Prerefunded 06/15/22 Unlimited General Obligation Bonds
Series 2012B
06/15/2023	4.000%	4,090,000	4,267,056
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,591,640
Total			41,762,957
Retirement Communities 3.1%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project - TEMPS-50
Series 2020
11/15/2025	2.750%	1,000,000	1,006,410
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2038	5.000%	220,000	234,753
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	4,330,000
Terwilliger Plaza, Inc.
Series 2012
12/01/2022	5.000%	500,000	518,545

Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016
12/01/2030	5.000%	325,000	373,412
12/01/2036	5.000%	900,000	1,014,390
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/2022	5.000%	625,000	661,637
10/01/2023	5.000%	645,000	707,520
10/01/2024	5.000%	455,000	497,515
Salem Hospital Facility Authority
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	555,000	634,543
05/15/2038	5.000%	500,000	564,510
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview Retirement Community
Series 2016
11/15/2026	4.000%	425,000	443,122
Total			10,986,357
Single Family 2.1%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	2,425,000	2,591,816
Series 2020A
07/01/2028	1.700%	1,360,000	1,380,658
01/01/2029	1.750%	1,315,000	1,330,241
Series 2020C
07/01/2035	2.000%	2,000,000	2,031,240
Total			7,333,955
Special Non Property Tax 8.6%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	540,366
06/15/2031	5.000%	725,000	897,420
06/15/2032	5.000%	780,000	963,487
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	1,982,435
Series 2015D
04/01/2027	5.000%	2,500,000	2,934,750
Revenue Bonds
Series 2019A
04/01/2036	5.000%	1,000,000	1,275,970
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,965,720
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,241,430
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,597,320
Revenue Bonds
Subordinated Series 2020A
11/15/2037	5.000%	4,000,000	5,288,800
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,165,210
09/01/2032	4.000%	1,250,000	1,453,037
Revenue Bonds
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,955,263
Series 2018A
09/01/2034	5.000%	550,000	687,995
09/01/2035	5.000%	800,000	999,536
Series 2019A
09/01/2037	5.000%	1,500,000	1,940,265
Total			30,889,004
Special Property Tax 1.8%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	2,155,000	2,162,693
City of Portland
Refunding Tax Allocation Bonds
Series 2015
06/15/2024	5.000%	1,480,000	1,487,918
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/2026	5.000%	1,580,000	1,588,358
06/15/2027	5.000%	1,370,000	1,377,220
Total			6,616,189

6	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 4.7%
State of Oregon
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	577,017
12/01/2031	2.000%	450,000	467,586
Unlimited General Obligation Bonds
Article XI-Q State Project
Series 2017A
05/01/2026	5.000%	1,250,000	1,530,237
Series 2015F
05/01/2030	5.000%	5,565,000	6,529,025
Series 2019
06/01/2038	5.000%	3,000,000	3,848,340
Series 2019G
08/01/2033	5.000%	1,320,000	1,722,587
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	910,343
Series 2016A
08/01/2031	3.500%	500,000	555,060
08/01/2032	3.500%	500,000	552,420
Total			16,692,615
Transportation 3.3%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,513,060
10/01/2027	5.000%	1,485,000	1,861,136
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	8,393,580
Total			11,767,776
Water & Sewer 5.8%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/2022	4.000%	1,240,000	1,299,185
08/01/2023	4.000%	1,290,000	1,397,251
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,409,603
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Bend Sewer
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,813,908
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	574,550
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	8,459,346
Revenue Bonds
Series 2014A
05/01/2028	4.000%	3,390,000	3,731,814
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	227,548
04/01/2026	4.000%	250,000	291,270
04/01/2027	4.000%	270,000	320,495
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	234,040
11/01/2033	5.000%	265,000	309,875
11/01/2034	5.000%	250,000	292,013
11/01/2035	5.000%	225,000	262,424
11/01/2036	5.000%	200,000	232,924
Total			20,856,246
Total Municipal Bonds (Cost $324,365,161)			346,129,042

Money Market Funds 1.4%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(h)	214,462	214,441
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(h)	4,714,706	4,714,706
Total Money Market Funds (Cost $4,929,168)		4,929,147
Total Investments in Securities (Cost: $331,894,329)		353,658,189
Other Assets & Liabilities, Net		4,054,608
Net Assets		357,712,797

Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2021.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2021, the total value of these securities amounted to $3,075,988, which represents 0.86% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2021.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2021, the total value of these securities amounted to $7,029,389, which represents 1.97% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2021

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